Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000249526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)
Account Value		$ 17,200	$ 17,200	$ 17,200	$ 15,261	$ 12,398	$ 11,788	$ 11,797	$ 7,660	$ 10,358	$ 11,056	$ 9,879	$ 8,807	$ 9,424
Average Annual Return, Percent	[1]	6.22%	16.17%	5.57%
C000249526 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (without sales charge)
Average Annual Return, Percent		12.70%	17.56%	6.20%
C000249523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)
Account Value		$ 17,235	$ 17,235	$ 17,235	15,293	12,424	11,898	11,964	7,823	10,660	11,467	10,323	9,270	10,000
Average Annual Return, Percent	[2],[3]	10.88%	16.76%	5.59%
C000249523 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (without sales charge)
Average Annual Return, Percent	[3]	11.88%	16.76%	5.59%
C000249524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class I/BIIEX)
Account Value		$ 186,903	$ 186,903	$ 186,903	165,410	134,058	127,072	126,870	82,101	110,743	117,991	105,172	93,590	100,000
Average Annual Return, Percent		12.99%	17.88%	6.45%
C000249525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class R6/BIERX)
Account Value		$ 1,890,967	$ 1,890,967	$ 1,890,967	1,672,196	1,353,601	1,281,642	1,278,695	826,777	1,113,879	1,184,601	1,055,154	936,403	1,000,000
Average Annual Return, Percent	[4]	13.08%	17.99%	6.58%
C000249527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)
Account Value		$ 20,964	$ 20,964	$ 20,964	16,744	12,583	11,390	11,537	7,009	9,493	11,203	10,943	9,918	9,425
Average Annual Return, Percent	[5]	18.00%	23.03%	7.68%
C000249527 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)
Average Annual Return, Percent		25.20%	24.50%	8.32%
C000249528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)
Account Value		$ 21,082	$ 21,082	$ 21,082	16,838	12,654	11,526	11,704	7,164	9,775	11,618	11,440	10,448	10,000
Average Annual Return, Percent	[6],[7]	23.23%	23.72%	7.74%
C000249528 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)
Average Annual Return, Percent	[7]	24.23%	23.72%	7.74%
C000249529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class I/BISMX)
Account Value		$ 227,048	$ 227,048	$ 227,048	181,027	135,826	122,521	123,937	75,223	101,562	119,594	116,562	105,444	100,000
Average Annual Return, Percent		25.42%	24.73%	8.55%
C000249530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class R6/BISRX)
Account Value		$ 2,296,934	$ 2,296,934	$ 2,296,934	1,828,282	1,369,778	1,233,648	1,246,878	755,960	1,019,551	1,198,649	1,167,850	1,054,968	1,000,000
Average Annual Return, Percent	[8]	25.63%	24.89%	8.67%
C000249532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)
Account Value		$ 19,731	$ 19,731	$ 19,731	17,871	14,141	13,851	13,278	8,208	10,649	11,062	10,053	8,715	9,426
Average Annual Return, Percent	[9]	4.05%	17.77%	7.03%
C000249532 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)
Average Annual Return, Percent		10.41%	19.17%	7.67%
C000249533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)
Account Value		$ 19,718	$ 19,718	$ 19,718	17,859	14,132	13,943	13,466	8,388	10,968	11,477	10,504	9,181	10,000
Average Annual Return, Percent	[10],[11]	8.57%	18.29%	7.03%
C000249533 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)
Average Annual Return, Percent	[11]	9.57%	18.29%	7.03%
C000249534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class I/BGVIX)
Account Value		$ 214,589	$ 214,589	$ 214,589	193,932	153,078	149,519	142,994	88,172	114,138	118,258	107,173	92,729	100,000
Average Annual Return, Percent		10.65%	19.47%	7.93%
C000249535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)
Account Value		$ 25,191	$ 25,191	$ 25,191	24,392	19,262	19,236	17,611	9,664	11,963	12,119	11,926	9,620	9,430
Average Annual Return, Percent	[12]	(2.65%)	19.70%	9.68%
C000249535 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)
Average Annual Return, Percent		3.28%	21.12%	10.33%
C000249537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class I/BSCMX)
Account Value		$ 274,791	$ 274,791	$ 274,791	265,321	209,032	208,308	190,096	104,019	128,325	129,756	127,236	102,304	100,000
Average Annual Return, Percent		3.57%	21.44%	10.64%
C000249536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class R6/BSCRX)
Account Value		$ 2,606,056	$ 2,606,056	$ 2,606,056	2,512,200	1,975,895	1,966,711	1,785,065	973,386	1,290,762	1,301,780	1,272,358	1,023,035	1,000,000
Average Annual Return, Percent	[13]	3.74%	21.77%	10.05%
C000249540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)
Account Value		$ 13,256	$ 13,256	$ 13,256	12,579	10,842	10,624	12,126	8,235	11,372	12,586	11,046	9,064	9,425
Average Annual Return, Percent	[14]	(0.68%)	8.69%	2.86%
C000249540 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)
Average Annual Return, Percent		5.38%	9.99%	3.47%
C000249538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)
Account Value		$ 13,306	$ 13,306	$ 13,306	12,627	10,883	10,738	12,300	8,410	11,709	13,060	11,539	9,538	10,000
Average Annual Return, Percent	[15],[16]	3.62%	9.29%	2.90%
C000249538 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge)
Average Annual Return, Percent	[16]	4.62%	9.29%	2.90%
C000249539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class I/BEMIX)
Account Value		$ 143,900	$ 143,900	$ 143,900	136,360	117,240	114,470	130,605	88,449	121,993	134,596	117,824	96,500	100,000
Average Annual Return, Percent		5.53%	10.22%	3.71%
C000249541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class R6/BEMRX)
Account Value		$ 1,457,135	$ 1,457,135	$ 1,457,135	1,378,509	1,184,549	1,156,430	1,316,874	891,037	1,225,254	1,352,036	1,180,792	965,584	1,000,000
Average Annual Return, Percent	[17]	5.70%	10.34%	3.84%
C000249542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)
Account Value		$ 11,327	$ 11,327	$ 11,327	10,836	10,438	10,720	11,124	10,848	10,291	9,966	9,930	9,659	9,628
Average Annual Return, Percent	[18]	0.64%	0.10%	1.25%
C000249542 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)
Average Annual Return, Percent		4.52%	0.87%	1.64%
C000249543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class I/BCPIX)
Account Value		$ 120,553	$ 120,553	$ 120,553	114,975	110,666	113,365	117,339	114,211	108,155	104,414	103,592	100,565	100,000
Average Annual Return, Percent		4.85%	1.09%	1.89%
C000249544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)
Account Value		$ 1,267,985	$ 1,267,985	$ 1,267,985	1,209,313	1,163,396	1,183,790	1,210,556	1,164,371	1,096,562	1,050,385	1,036,954	1,006,152	1,000,000
Average Annual Return, Percent	[19]	4.85%	1.72%	2.40%
C000249545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Separately Managed Account Reserve Trust
Account Value		$ 13,488	$ 13,488	$ 13,488	12,760	11,867	12,157	12,407	11,765	11,456	11,067	10,766	9,808	10,000
Average Annual Return, Percent		5.71%	2.77%	3.04%
MSCI EAFE Europe Australasia and Far East Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Index
Account Value		$ 16,913	$ 16,913	$ 16,913	16,125	13,984	14,179	14,016	9,695	11,323	11,760	10,244	9,173	10,000
Average Annual Return, Percent		4.88%	11.77%	5.40%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 16,255	$ 16,255	$ 16,255	15,322	13,529	14,251	14,466	9,682	11,468	11,972	10,274	9,081	10,000
Average Annual Return, Percent		6.09%	10.92%	4.98%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 24,776	$ 24,776	$ 24,776	23,147	18,502	19,899	18,070	11,731	13,092	12,586	11,081	9,655	10,000
Average Annual Return, Percent		7.04%	16.13%	9.50%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 30,515	$ 30,515	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent		7.22%	18.18%	11.80%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,389	$ 14,389	$ 14,389	13,312	12,309	13,784	15,551	9,819	11,928	12,883	10,312	8,797	10,000
Average Annual Return, Percent		8.09%	7.94%	3.71%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	$ 11,564	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
MSCI EAFE Europe Australasia and Far East Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Value Index
Account Value		$ 16,380	$ 16,380	$ 16,380	14,515	12,372	12,411	11,985	8,226	10,649	11,345	10,112	8,718	10,000
Average Annual Return, Percent	[20]	12.85%	14.77%	5.06%
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Account Value		$ 16,797	$ 16,797	$ 16,797	16,488	14,617	16,309	16,304	9,601	12,180	13,456	11,158	9,940	10,000
Average Annual Return, Percent		1.87%	11.84%	5.32%
MSCI ACWI Ex USA Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Ex-USA Small Cap Value Index
Account Value		$ 17,045	$ 17,045	$ 17,045	16,367	14,152	15,376	14,888	8,967	11,967	13,206	11,225	9,707	10,000
Average Annual Return, Percent		4.14%	13.71%	5.48%
MSCI World Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Account Value		$ 19,928	$ 19,928	$ 19,928	18,334	15,436	16,256	14,701	9,915	12,285	12,099	11,126	9,505	10,000
Average Annual Return, Percent	[21]	8.69%	14.98%	7.14%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Account Value		$ 18,417	$ 18,417	$ 18,417	19,186	16,027	18,131	19,245	9,877	12,994	12,733	11,390	9,024	10,000
Average Annual Return, Percent		(4.01%)	13.27%	6.30%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Account Value		$ 18,033	$ 18,033	$ 18,033	18,615	15,675	18,008	17,429	8,845	12,572	12,550	11,938	9,228	10,000
Average Annual Return, Percent		(3.12%)	15.31%	6.07%
MSCI Emerging Markets Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Account Value		$ 13,715	$ 13,715	$ 13,715	12,746	11,445	12,638	13,100	8,589	11,491	12,130	10,267	8,744	10,000
Average Annual Return, Percent	[22]	7.60%	9.81%	3.21%
Bloomberg U S Intermediate Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Bond Index
Account Value		$ 12,797	$ 12,797	$ 12,797	$ 12,049	$ 11,523	$ 11,744	$ 12,240	$ 11,397	$ 11,036	$ 10,510	$ 10,396	$ 10,182	$ 10,000
Average Annual Return, Percent		6.21%	2.34%	2.50%

[1]	Maximum sales charge imposed on Class A purchases is 5.75%.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
[3]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[4]	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[5]	Maximum sales charge imposed on Class A purchases is 5.75%.
[6]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
[7]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[8]	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[9]	Maximum sales charge imposed on Class A purchases is 5.75%.
[10]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
[11]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[12]	Maximum sales charge imposed on Class A purchases is 5.75%.
[13]	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.
[14]	Maximum sales charge imposed on Class A purchases is 5.75%.
[15]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
[16]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[17]	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[18]	Maximum sales charge imposed on Class A purchases is 3.75%.
[19]	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[20]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
[21]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
[22]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund's average annual return to a benchmark that the Adviser believes better aligns with the Fund's investment objective and strategies.